Stock Options, Restricted Stock, and Dividend Reinvestment Plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) plan $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
Options granted (in shares) | shares	1,260,143
Number of shares available for grant (in shares) | shares	6,810,413
Award vesting period	3 years
Payment deferral period	2 years
Value of annual equity awards to non employee directors	$ 65,000	$ 65,000
Total intrinsic value of options exercised	$ 3,000,000	$ 2,500,000	$ 10,600,000
Stock options granted or converted (in shares) | shares	394,296	1,483,323	971,328
Grants in period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.89	$ 4.69	$ 2.95
Stock-based compensation expense	$ 23,171,000	$ 20,627,000	$ 17,536,000
Total income tax benefits recognized	$ 5,700,000	7,900,000	6,700,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares	0
Nonvested Restricted Stock Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized	$ 27,800,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 3 months
Total grant date fair value of shares vested	$ 12,600,000	$ 9,900,000	$ 9,700,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized	$ 1,800,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 9 months
Expiration period	20 years
Equity Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares	8,729,408
Performance Condition Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of performance evaluation		3 years	3 years
Performance Condition Awards | PSUs Granted After 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post vest holding period	2 years
Percent of performance condition achieved	10830.00%
Market Condition Award | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years
Dividend Reinvestment Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25
Dividend Reinvestment Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 10,000
Capital Bank Financial Corporation | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Options Granted Since 2008 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years